Summary of Significant Accounting Polices (Details 2)	3 Months Ended			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Vendor A [Member]
Concentration Risk, Percentage	18.00%		[1]	22.00%			[1]
Vendor B [Member]
Concentration Risk, Percentage	14.00%	15.00%		16.00%		18.00%
Vendor C [Member]
Concentration Risk, Percentage	12.00%		[1]	11.00%		12.00%
Vendor D [Member]
Concentration Risk, Percentage	12.00%	11.00%			[1]	13.00%

[1]	Less than 10%